Risk Management (Details) - Schedule of Expected Credit Losses on Financial Assets Recognized in Profit or Loss - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Schedule of Expected Credit Losses on Financial Assets Recognized in Profit or Loss [Abstract]
Expected credit loss provision on trade receivables arising from contracts with customers	R 109,422	R 87,541	R 88,482